Stockholders' Deficit	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Stockholders' Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]
6.	Stockholders’ Deficit

The consolidated stockholders’ equity/deficit of the Group consists of the consolidated equity of the Group attributable to the parent which includes the common stock of the parent, additional paid-in capital of the parent, the retained deficit attributable to the parent, and the accumulated other comprehensive income attributable to the parent plus the equity of the noncontrolling interest of the VIE’s less an amount considered to be a stock subscription receivable.

The South African VIE’s (SPHSA and SPMSA) that are part of the Group are managed by the same executive management as that of SPI, and the major shareholder of the South African VIE’s and SPI are related parties. In the accompanying consolidated financial statements, the 82.64% controlling interest in the South African VIE’s is reported in the consolidated statements of stockholders’ deficit together with the entire interest of SPP as the Equity in Variable Interest Entities. The 17.36% portion of the equity of South African entities that is not owned by this controlling stockholder is reported as the Noncontrolling Interest in the VIE’s. The investment interest of SPP in SPI has not been eliminated in consolidation and is reported as a Stock Subscription Receivable. This investment interest by SPP in SPI effectively reduces the consolidated stockholders’ equity of the parent, SPI, and reflects the adjustment required, in management’s opinion, to fairly present the consolidated equity attributable to parties outside of the Group.

The common stock of SPI is reported as $.01 par value per share and is the translated value of the par value of the shares at CHF .01 per share. A total of 44,822,215 and 26,822,215 shares were authorized, and 36,468,368 and 26,822,215 shares were issued and outstanding as of September 30, 2012 and December 31, 2011, respectively. The Company issued 9,646,153 shares of common stock during the nine months ended on September 30, 2012.

6.	Stockholders’ Deficit

The consolidated stockholders’ equity of the Group consists of the consolidated equity of the Group attributable to the parent which includes the common stock of the parent, additional paid-in capital of the parent, the retained deficit attributable to the parent, and the accumulated other comprehensive income attributable to the parent plus the equity of the noncontrolling interest of the VIE’s less an amount considered to be a stock subscription receivable.

The South African VIE’s (SPHSA and SPMSA) that are part of the Group are managed by the same executive management as that of SPI, and the major shareholder of the South African VIE’s and SPI are related parties. In the accompanying consolidated financial statements, the 82.64% controlling interest in the South African VIE’s is reported in the consolidated statements of stockholders’ deficit together with the entire interest of SPP as the Equity in Variable Interest Entities. The 17.36% portion of the equity of South African entities that is not owned by this controlling stockholder is reported as the Noncontrolling Interest in the VIE’s. The investment interest of SPP in SPI has not been eliminated in consolidation and is reported as a Stock Subscription Receivable. This investment interest by SPP in SPI effectively reduces the consolidated stockholders’ equity of the parent, SPI, and reflects the adjustment required, in management’s opinion, to fairly present the consolidated equity attributable to parties outside of the Group.

The common stock of SPI is reported as $.01 par value per share and is the translated value of the par value of the shares at CHF .01 per share. A total of 26,822,215 shares were authorized, issued and outstanding as of December 31, 2011 and 2010. No common shares were issued in 2011. The increase in additional paid-in capital during 2011 arose from the recharacterization of certain loans from stockholders as additional capital contributions.